Right of use assets and lease liabilities	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Right of use assets and lease liabilities
13. Right of use assets and lease liabilities
The breakdown of right of use assets is as follows:

	Yen in millions
	March 31,
	2024	2025
Types of original assets
Land	60,388	73,694
Buildings	341,408	355,489
Other	131,040	153,885

Total	532,835	583,068

The increase in the right of use assets for the years ended on March 31, 2024 and 2025 were ¥101,534 million and ¥164,348 million, respectively.

The breakdown of main gains and losses on lessee’s leases is as follows:

	Yen in millions
	March 31,
	2023	2024	2025
Depreciation of right of use assets
Land	5,217	9,699	5,094
Buildings	42,408	69,962	52,178
Other	36,566	42,038	43,566

Total	84,191	121,698	100,838

Interest expense on lease liabilities	5,429	6,152	4,331
Short-term leases	97,025	103,544	117,834

	186,645	231,394	223,003

For the years ended March 31, 2024 and 2025, the total cash outflows for lessee leases were ¥188,677 million and ¥208,414 million, respectively.
The following is the maturity analysis of the total future lease payments and the adjustment to the present value:

	Yen in millions
	March 31,
	2024	2025
Within 1 year	83,145	102,412
Between 1 and 5 years	190,511	253,854
Later than 5 years	244,107	273,747

Future lease payment, total	517,763	630,013
Less - Interest expense	(55,195)	(96,662)

Present value of lease payment, total	462,568	533,351

Current liabilities	73,456	92,147
Non-current liabilities	389,112	441,204

Present value of lease payment, total	462,568	533,351